UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:		Roumell Asset Management, LLC
     Address:          	2 Wisconsin Circle
                       	Suite 660
                       	Chevy Chase, MD 20815
     13F File Number:   028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Roumell
Title:		President
Phone:		301-656-8500
Signature,	Place,                  	and Date of Signing:
James Roumell	Chevy Chase, Maryland        	November 15, 2010

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      16
Form 13F Information Table Value Total:      $113116

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
				TITLE				VALUE  	SHARES/ SH/	PUT/ 	INVSTMT  OTHER	  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN  MGRS	SOLE	SHARED	NONE
CAPITAL SOUTHWEST CORP		COM		140501107	14590	160685	SH		SOLE			160685
COMPUWARE CORP			COM		205638109	10141	1190250	SH		SOLE			1190250
COMSTOCK RESOURCES INC		COM NEW		205768203	4521	201030	SH		SOLE			201030
DELL INC			COM		24702R101	7572	583812	SH		SOLE			583812
EMS TECHNOLOGIES INC		COM		26873N108	8842	474599	SH		SOLE			474599
KAPSTONE PAPER & PACKAGING CORP	COM		48562P102	412	33972	SH		SOLE			33972
L-1 IDENTITY SOLUTIONS INC	NOTE 3.75%	50212AAB2	3750	3750000	PRN		SOLE			3750000
PFIZER INCORPORATED		COM		717081103	10814	629821	SH		SOLE			629821
QAD INCORPORATED        	COM		74727D108	8280	1990451	SH		SOLE			1990451
SIERRA WIRELESS INC		COM		826516106	9895	954159	SH		SOLE			954159
SYMANTEC CORP			COM		871503108	10688	706405	SH		SOLE			706405
TECUMSEH PRODUCTS CO		CL A		878895200	333	29010	SH		SOLE			29010
TEJON RANCH CO DEL		COM		879080109	800	36928	SH		SOLE			36928
TOLLGRADE COMMUNICATIONS INC	COM		889542906	5787	789507	SH		SOLE			789507
TRANSACT TECHNOLOGIES INC	COM		892918103	7005	875649	SH		SOLE			875649
TRANSOCEAN INC			NOTE 1.5%	893830AV1	9686	9896000	SH		SOLE			9896000